Leases - operating lease payments (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Operating Lease Expense
Operating lease expense	$ 3,733	$ 3,733
Total operating lease expense	$ 3,733	$ 3,733
Weighted average remaining lease term	3 years 6 months	3 years 6 months	0 years
Weighted average discount rate	18.20%	18.20%